Impairment (Tables)	6 Months Ended
Jun. 30, 2019
Impairment.
Schedule of Impairment

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2019	2018	2018
	£m	£m	£m

Impact of transfers between stages	379	342	133
Other changes in credit quality	223	242	283
Additions (repayments)	(64)	(70)	(20)
Methodology changes	16	(61)	41
Model changes	27	—	—
Other items	(2)	(7)	44
	200	104	348
Total impairment charge	579	456	481

In respect of:
Loans and advances to banks	1	—	1
Loans and advances to customers	598	470	552
Debt securities	—	—	—
Financial assets at amortised cost	599	470	553
Other assets	—	—	1
Impairment charge on drawn balances	599	470	554
Loan commitments and financial guarantees	(19)	(15)	(58)
Financial assets at fair value through other comprehensive income	(1)	1	(15)
Total impairment charge	579	456	481